Share Capital - Schedule of Movements in Ordinary Shares (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share Capital [Abstract]
Balance at beginning	227,998,346	227,798,346	227,798,346
Balance at beginning	$ 88,504,043	$ 88,436,263	$ 88,436,263
Balance at ending	233,959,013	227,998,346	227,798,346
Balance at ending	$ 88,872,756	$ 88,504,043	$ 88,436,263
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07)	1,147,083
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07)	$ 83,000
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08)	2,579,760
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08)	$ 226,567
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15)	1,801,680
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15)	$ 152,300
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10)	179,664
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10)	$ 13,000
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29)	135,800
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29)	$ 9,744
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03)	116,680
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03)	$ 8,216
Less: Transaction costs arising on share issues
Less: Transaction costs arising on share issues	$ (124,114)
Issue at $0.12 on exercise of unlisted options (2024-03-12)		200,000
Issue at $0.12 on exercise of unlisted options (2024-03-12)		$ 67,780